DEPOSITS	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications at December 31:

Deposit type and weighted-average interest rate

	2013	2012
	(In thousands)

NOW accounts
2013 – 0.09%	$86,667
2012 – 0.09%		$83,346
Passbook accounts
2013 – 0.08%	35,217
2012 – 0.10%		33,712
Money market demand deposit
2013 – 0.20%	121,268
2012 – 0.25%		116,891
Total demand, transaction and passbook deposits	243,152	233,949

Certificates of deposit Original maturities of:
Less than 12 months
2013 – 2.25%	69,220
2012 – 1.62%		88,509
12 to 18 months
2013 – 0.42%	57,143
2012 – 0.57%		66,860
24 months – 36 months
2013 – 0.65%	30,150
2012 – 0.96%		36,079
Over 36 months
2013 – 1.84%	69,722
2012 – 2.24%		65,249

Total certificates of deposit	226,235	256,697

Total deposits	$469,387	$490,646

The Savings Bank had deposit accounts with balances in excess of $100,000 totaling $174.0 million and $186.3 million, including intercompany accounts totaling $6.3 million and $14.8 million, which are eliminated in consolidation at December 31, 2013 and 2012, respectively.  At December 31, 2013 the standard maximum deposit insurance amount was $250,000.

Interest expense on deposits is summarized as follows at December 31:

	2013	2012	2011
		(In thousands)

Passbook savings and
money market demand deposits	$273	$428	$659
NOW deposits	71	104	233
Certificates of deposit	3,278	4,152	3,966

	$3,622	$4,684	$4,858

Maturities of outstanding certificates of deposit are summarized as follows at December 31:

	2013	2012
	(In thousands)

Less than six months	$61,913	$70,361
Six months to one year	47,605	54,028
Over one year to three years	92,283	86,818
Over three years	24,434	45,490

	$226,235	$256,697

In the ordinary course of business, the Corporation accepted deposits from officers and directors.  At December 31, 2013 and 2012, total deposits from officers and directors totaled approximately $1.4 million and $1.1 million, respectively.